Equity based compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) item EquityInstruments	Dec. 31, 2018 CAD ($) item EquityInstruments	Dec. 31, 2017 EquityInstruments
Disclosure Of Equity Based Compensation [Line Items]
Expense from share-based payment transactions with employees	$ 64,233,000	$ 60,746,000
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 30.92	$ 40.57
Performance factor (ratio)	1.7	1.9
Annual forfeiture rate share options granted	5.20%	4.60%
Expense from share-based payment transactions with employees	$ 46,600,000	$ 48,200,000
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	2,268,000	1,931,000	1,685,000
FiveYear Compensation Arrangement member [Member]
Disclosure Of Equity Based Compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | item	51,860	36,845
Deferred Share Units [Member]
Disclosure Of Equity Based Compensation [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 25.25
Expense from share-based payment transactions with employees	$ 1,800,000
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	72,191